INCOME TAXES (Reconciliation of Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Loss before taxes on income	$ (48,569)	$ (53,514)	$ (27,148)
Statutory tax rate	26.50%	26.50%	25.00%	25.00%	24.00%	25.00%
Theoretical income tax expense	$ (12,871)	$ (14,181)	$ (6,787)
Deferred taxes for which valuation allowance was provided, net	8,571	12,823	5,237
Non-deductible option expenses	4,969	3,693	1,899
Non-deductible expenses	$ 532	233	$ 94
Increase in uncertain tax positions		1,098
Tax adjustment in respect of different tax rate of foreign subsidiary	$ 524	$ (781)	$ 975
Utilization of loss	327
Other	713	$ 167	$ 154
Income tax expenses	$ 2,765	$ 3,052	$ 1,572